Related Party Transactions - 10K	8 Months Ended
Jan. 07, 2024
Related Party Transactions [Abstract]
Related Party Transactions
Note 13 – Related Party Transactions
For the twelve and thirty-six weeks ended January 7, 2024 and January 1, 2023, a company owned by an individual with ownership in common shares of the Company, and who is a relative of an executive officer, performed design services and supplied furniture, fixtures, and equipment for existing and new locations under construction of $921 and $942, and $1,497 and $5,616, respectively. As of January 7, 2024 and April 30, 2023, $1,564 and $1,911 due to this related party is included in accounts payable within the condensed consolidated balance sheets, respectively.
Related Party Transactions
For the fiscal years ended April 30, 2023, April 24, 2022 and April 25, 2021, a company owned by an individual with ownership in common shares of the Company, and who is a relative of an executive officer, performed design services and supplied furniture, fixtures, and equipment for existing and new locations under construction of $6,553, $1,043, and $576, respectively. As of April 30, 2023 and April 24, 2022, $1,911 and $837 due to this related party is included in accounts payable within the Consolidated Balance Sheets, respectively.